Trade and other payables (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Non-current liabilities
Accruals	$ 1.5	$ 0.0
Derivative financial instruments	0.4	0.6
Non-current trade and other payables	1.9	0.6
Current liabilities
Trade payables	28.4	24.0
Other taxation and social security	1.3	1.3
Accruals	29.7	20.4
Interest payable	0.4	0.2
Derivative financial instruments	1.5	5.2
Current trade and other payables	$ 61.3	$ 51.1